Equity dividends	12 Months Ended
Mar. 31, 2024
Equity dividends.
Equity dividends

9. Equity dividends

Dividends are one type of shareholder return, historically paid to our shareholders in February and August.

	2024	2023	2022
	€m	€m	€m
Declared during the financial year
Final dividend for the year ended 31 March 2023: 4.50 eurocents per share (2022: 4.50 eurocents per share, 2021: 4.50 eurocents per share)	1,215	1,265	1,254
Interim dividend for the year ended 31 March 2024: 4.50 eurocents per share (2023: 4.50 eurocents per share, 2022: 4.50 eurocents per share)	1,218	1,237	1,229
	2,433	2,502	2,483
Proposed after the end of the year and not recognised as a liability
Final dividend for the year ended 31 March 2024: 4.50 eurocents per share (2023: 4.50 eurocents per share, 2022: 4.50 eurocents per share)	1,219	1,215	1,265